Turnover (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Statement
Revenue from contracts with customers	R 202,676	R 180,523	R 171,524
Revenue from other contracts (franchise rentals, use of fuel tanks and fuel storage)	900	938	883
Total turnover	203,576	181,461	172,407
Sale of goods		178,463	169,115
Services rendered		1,612	1,549
Other trading income		1,386	1,743
Base Chemicals
Income Statement
Revenue from contracts with customers	48,113	43,262	41,573
Polymers
Income Statement
Revenue from contracts with customers	25,864	22,332	22,206
Solvents
Income Statement
Revenue from contracts with customers	13,178	12,948	11,619
Fertilisers and explosives
Income Statement
Revenue from contracts with customers	4,718	4,145	4,021
Other base chemicals
Income Statement
Revenue from contracts with customers	4,353	3,837	3,727
Performance Chemicals
Income Statement
Revenue from contracts with customers	67,228	63,916	61,322
Organics
Income Statement
Revenue from contracts with customers	51,405	49,005	47,122
Waxes
Income Statement
Revenue from contracts with customers	8,474	8,456	8,197
Advanced materials
Income Statement
Revenue from contracts with customers	7,349	6,455	6,003
Coal
Income Statement
Revenue from contracts with customers	3,222	3,446	2,946
Liquid fuels and crude oil
Income Statement
Revenue from contracts with customers	75,819	62,555	57,640
Gas (methane rich and natural gas) and condensate
Income Statement
Revenue from contracts with customers	5,986	5,411	5,625
Other (IP, refinery services)
Income Statement
Revenue from contracts with customers	R 2,308	R 1,933	R 2,418